Investee Companies and other investments (Schedule of Changes in Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in equity and loans:
Balance as at January 1	€ 33,561	€ 28,161
Long term loans extended	181
Repayment of long term loans	(2,560)	(370)
Interest and reevaluation in connection with long term loans	758	782
Deferred interest	56	54
Elimination of interest on loan from related party	(676)	(868)
The Company's share of income	1,525	3,086	€ 2,545
Foreign currency translation adjustments	(611)	2,716
Balance as at December 31	€ 32,234	€ 33,561	€ 28,161